Company organization and operations: (Details)	12 Months Ended
Dec. 31, 2012 l
Minimum
Company organization and operations
Capacity of medium fuel engines (in litres)	5.9
Capacity of heavy-duty fuel engines (in litres)	11
Capacity of high horsepower fuel engines (in litres)	16
Maximum
Company organization and operations
Capacity of light fuel engines (in litres)	5.9
Capacity of medium fuel engines (in litres)	8.9
Capacity of heavy-duty fuel engines (in litres)	16